COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	20.0%
BANKS	6.1%
Bank of America Corp., 6.00%, Series GG(a)		2,137,224	$54,819,796
Bank of America Corp., 5.875%, Series HH(a)		1,330,325	33,617,313
Bank of America Corp., 5.375%, Series KK(a)		319,175	7,739,994
Capital One Financial Corp., 4.80%, Series J(a)		920,694	17,309,047
Citizens Financial Group, Inc., 6.35% to 4/6/24, Series D(a),(b)		213,800	5,099,130
First Republic Bank/CA, 4.70%, Series J(a)		698,030	15,691,714
GMAC Capital Trust I, 7.477% (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(c)		1,518,568	31,145,830
Huntington Bancshares, Inc., 6.25%, Series D(a)		642,280	15,697,323
JPMorgan Chase & Co., 5.75%, Series DD(a)		550,000	13,942,500
New York Community Bancorp, Inc., 6.375% to 3/17/27, Series A(a),(b)		666,613	14,585,492
Regions Financial Corp., 6.375% to 9/15/24, Series B(a),(b)		246,258	5,902,804
Regions Financial Corp., 5.70% to 5/15/29, Series C(a),(b)		1,948,624	45,792,664
Synovus Financial Corp., 5.875% to 7/1/24, Series E(a),(b)		987,875	20,300,831
Wells Fargo & Co., 5.20%(a)		992,405	23,271,897
Wells Fargo & Co., 5.25%, Series P(a)		137,496	3,196,782
Wells Fargo & Co., 5.85% to 9/15/23, Series Q(a),(b)		678,793	16,528,610
Wells Fargo & Co., 6.00%, Series V(a)		833,601	20,881,705
Wells Fargo & Co., 5.70%, Series W(a)		771,642	19,098,140
Wells Fargo & Co., 5.50%, Series X(a)		157,455	3,826,157
Wells Fargo & Co., 5.625%, Series Y(a)		384,021	9,458,437
Wells Fargo & Co., 4.75%, Series Z(a)		3,319,481	69,709,101

			447,615,267

BANKS—FOREIGN	0.0%
HSBC Holdings PLC, 6.20%, Series A (United Kingdom)(a)		129,545	3,242,511

CONSUMER, CYCLICAL—AUTOMOBILES	0.2%
Ford Motor Co., 6.00%, due 12/1/59		818,599	12,352,659

ELECTRIC	2.2%
CMS Energy Corp., 5.875%, due 3/1/79		1,464,688	36,983,372
Duke Energy Corp., 5.75%, Series A(a)		1,167,035	30,319,569
Integrys Holding, Inc., 6.00% to 8/1/23, due 8/1/73(b)		348,222	7,922,051
Southern Co./The, 4.95%, due 1/30/80		3,985,000	89,224,150

			164,449,142

ELECTRIC—FOREIGN	0.1%
Brookfield Renewable Partners LP, 5.25%, Series 17 (Canada)(a)		508,000	9,895,840

		Shares	Value
FINANCIAL	2.0%
DIVERSIFIED FINANCIAL SERVICES	0.6%
Apollo Global Management, Inc., 6.375%, Series B(a)		597,996	$14,058,886
KKR & Co., Inc., 6.75%, Series A(a)		438,654	11,154,971
Synchrony Financial, 5.625%, Series A(a)		1,040,800	17,756,048

			42,969,905

INVESTMENT ADVISORY SERVICES	0.1%
Ares Management Corp., 7.00%, Series A(a)		332,021	8,104,632

INVESTMENT BANKER/BROKER	1.3%
Morgan Stanley, 7.125% to 10/15/23, Series E(a),(b)		25,142	658,217
Morgan Stanley, 6.875% to 1/15/24, Series F(a),(b)		869,935	22,313,833
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(b)		1,889,438	47,368,211
Morgan Stanley, 5.85% to 4/15/27, Series K(a),(b)		859,911	21,171,009

			91,511,270

TOTAL FINANCIAL			142,585,807

INDUSTRIALS—CHEMICALS	0.7%
CHS, Inc., 7.10% to 3/31/24, Series 2(a),(b)		853,736	19,704,227
CHS, Inc., 6.75% to 9/30/24, Series 3(a),(b)		814,867	18,147,088
CHS, Inc., 7.50%, Series 4(a)		452,176	11,286,313

			49,137,628

INSURANCE	4.4%
LIFE/HEALTH INSURANCE	1.4%
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a),(b)		1,442,359	32,770,396
Athene Holding Ltd., 5.625%, Series B(a)		267,250	5,262,152
Equitable Holdings, Inc., 5.25%, Series A(a)		907,830	15,360,484
MetLife, Inc., 4.75%, Series F(a)		1,193,000	25,482,480
Voya Financial, Inc., 5.35% to 9/15/29, Series B(a),(b)		903,475	20,788,960

			99,664,472

MULTI-LINE	1.3%
Allstate Corp./The, 5.10%, Series H(a)		2,141,249	49,462,852
American International Group, Inc., 5.85%, Series A(a)		12,501	292,898
Hanover Insurance Group, Inc./The, 6.35%, due 3/30/53		120,814	2,769,057
Hartford Financial Services Group, Inc./The, 6.00%, Series G(a)		80,823	2,060,986
WR Berkley Corp., 5.10%, due 12/30/59		1,075,000	23,166,250
WR Berkley Corp., 5.75%, due 6/1/56		928,660	20,439,807

			98,191,850

		Shares	Value
MULTI-LINE—FOREIGN	1.0%
Aegon Funding Co. LLC, 5.10%, due 12/15/49 (Netherlands)		1,602,315	$33,360,198
PartnerRe Ltd., 6.50%, Series G (Bermuda)(a)		844,136	20,748,863
PartnerRe Ltd., 5.875%, Series I (Bermuda)(a)		797,157	18,661,446

			72,770,507

PROPERTY CASUALTY—FOREIGN	0.3%
Enstar Group Ltd., 7.00% to 9/1/28, Series D (Bermuda)(a),(b)		1,040,000	22,796,800

REINSURANCE	0.4%
Arch Capital Group Ltd., 5.25%, Series E(a)		500,194	11,474,450
Arch Capital Group Ltd., 5.45%, Series F(a)		729,955	16,241,499

			27,715,949

TOTAL INSURANCE			321,139,578

INTEGRATED TELECOMMUNICATIONS SERVICES	0.5%
AT&T, Inc., 5.625%, due 8/1/67		171,643	4,376,896
AT&T, Inc., 5.00%, Series A(a)		259,530	5,914,689
AT&T, Inc., 4.75%, Series C(a)		1,076,000	22,811,200

			33,102,785

PIPELINES	0.5%
Energy Transfer Operating LP, 7.375% to 5/15/23, Series C(a),(b)		852,747	10,744,612
Energy Transfer Operating LP, 7.625% to 8/15/23, Series D(a),(b)		1,365,571	17,342,752
Energy Transfer Operating LP, 7.60% to 5/15/24, Series E(a),(b)		925,935	11,509,372

			39,596,736

PIPELINES—FOREIGN	0.2%
Enbridge, Inc., 6.375% to 4/15/23, due 4/15/78, Series B (Canada)(b)		971,350	17,727,137

REAL ESTATE	1.6%
DIVERSIFIED	0.0%
Colony Capital, Inc., 7.15%, Series I(a)		118,380	1,089,096

HOTEL	0.1%
Hersha Hospitality Trust, 6.875%, Series C(a)		199,569	1,490,781
Summit Hotel Properties, Inc., 6.25%, Series E(a)		80,000	1,052,000

		Shares	Value
Sunstone Hotel Investors, Inc., 6.95%, Series E(a)		185,763	$3,715,260

			6,258,041

NET LEASE	0.4%
VEREIT, Inc., 6.70%, Series F(a)		1,326,544	29,316,622

OFFICE	0.4%
Brookfield Property Partners LP, 5.75%, Series A(a)		1,235,557	17,297,798
Brookfield Property Partners LP, 6.375%, Series A2(a)		527,135	8,402,532

			25,700,330

RESIDENTIAL—SINGLE FAMILY	0.3%
American Homes 4 Rent, 6.50%, Series D(a)		586,918	13,886,480
American Homes 4 Rent, 6.35%, Series E(a)		418,691	10,048,584

			23,935,064

SHOPPING CENTERS	0.2%
COMMUNITY CENTER	0.1%
SITE Centers Corp., 6.375%, Series A(a)		518,799	9,670,310

REGIONAL MALL	0.1%
Taubman Centers, Inc., 6.25%, Series K(a)		160,081	3,518,580
Taubman Centers, Inc., 6.50%, Series J(a)		170,050	3,707,090

			7,225,670

TOTAL SHOPPING CENTERS			16,895,980

SPECIALTY	0.2%
Digital Realty Trust, Inc., 6.35%, Series I(a)		346,819	8,639,261
Digital Realty Trust, Inc., 5.20%, Series L(a)		169,900	3,916,195

			12,555,456

TOTAL REAL ESTATE			115,750,589

UTILITIES	1.0%
NextEra Energy Capital Holdings, Inc., 5.65%, due 3/1/79, Series N		1,016,627	25,893,490
NiSource, Inc., 6.50% to 3/15/24, Series B(a),(b)		681,041	17,298,441
SCE Trust V, 5.45% to 3/15/26, Series K(a),(b)		211,000	4,021,660
Sempra Energy, 5.75%, due 7/1/79		622,500	14,541,600
Spire, Inc., 5.90%, Series A(a)		340,560	8,500,378

			70,255,569

		Shares		Value
UTILITIES—FOREIGN	0.5%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78 (Canada)(b)		588,872		$14,551,027
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)(b)		973,315		22,872,903

				37,423,930

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$1,683,228,542)				1,464,275,178

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	73.0%
BANKS	15.6%
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(b)		$93,015,000		94,331,627
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		38,088,000		38,495,351
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		68,937,000		70,018,966
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b)		46,928,000		49,541,655
Bank of America Corp., 8.05%, due 6/15/27, Series B		3,000,000		3,614,459
Citigroup, Inc., 4.70% to 1/30/25, Series V(a),(b)		24,715,000		21,424,816
Citigroup, Inc., 5.00% to 9/12/24, Series U(a),(b)		42,288,000		38,687,388
Citigroup, Inc., 5.90% to 2/15/23(a),(b)		30,183,000		29,141,385
Citigroup, Inc., 5.95% to 1/30/23(a),(b)		29,957,000		28,989,089
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)		67,949,000		65,872,818
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(b)		57,031,000		58,789,551
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(a),(b)		11,019,000		9,594,188
CoBank ACB, 6.125%, Series G(a)		175,200	†	17,304,504
CoBank ACB, 6.20% to 1/1/25, Series H(a),(b)		103,600	†	10,411,800
CoBank ACB, 6.25% to 10/1/22, Series F(a),(b)		346,400	†	34,293,600
CoBank ACB, 6.25% to 10/1/26, Series I(a),(b)		38,329,000		37,945,710
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A(d)		41,709,945		48,631,293
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(b),(d)		251,700	†	24,540,750
Farm Credit Bank of Texas, 10.00%, Series 1(a)		35,800	†	36,140,100
Goldman Sachs Group, Inc./The, 4.95% to 2/10/25, Series R(a),(b)		23,464,000		20,899,268
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(a),(b)		24,580,000		23,641,167
JPMorgan Chase & Co., 4.60% to 2/1/25, Series HH(a),(b)		24,133,000		21,151,368
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FF(a),(b)		32,509,000		30,499,781
JPMorgan Chase & Co., 6.00% to 8/1/23, Series R(a),(b)		14,274,000		14,283,920
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)		53,480,000		54,533,289

		Principal Amount	Value

JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(a),(b)		$10,000,000	$9,506,950
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)		67,112,000	70,178,683
Truist Financial Corp., 4.80% to 9/01/24, Series N(a),(b)		48,746,000	41,955,439
Truist Financial Corp., 5.125% to 12/15/27, Series M(a),(b)		42,982,000	36,569,730
Wachovia Capital Trust III, 5.57% (3 Month US LIBOR + 0.930%, Floor 5.57%), (FRN)(a),(c)		8,732,000	8,522,257
Wells Fargo & Co., 5.95%, due 12/1/36		43,700,000	54,956,256
Wells Fargo & Co., 7.95%, due 11/15/29		5,055,000	6,630,318
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(b)		25,810,000	26,215,088

			1,137,312,564

BANKS—FOREIGN	28.1%
Abanca Corp. Bancaria SA, 7.50% to 10/2/23 (Spain)(a),(b),(e),(f)		8,600,000	7,825,071
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A (Australia)(a),(b),(d),(e)		21,530,000	21,171,203
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27 (Spain)(a),(b),(e)		9,600,000	7,063,824
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(a),(b),(e)		48,400,000	37,543,638
Banco BPM SpA, 6.125% to 1/21/25 (Italy)(a),(b),(e),(f)		13,790,000	9,448,581
Banco de Sabadell SA, 6.50% , to 5/18/22to 5/18/22 (Spain)(a),(b),(e),(f)		7,800,000	6,310,879
Banco Santander SA, 4.375% to 1/14/26 (Spain)(a),(b),(e),(f)		26,200,000	21,754,269
Banco Santander SA, 7.50% to 2/8/24 (Spain)(a),(b),(e),(f)		18,000,000	15,909,336
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)(a),(b),(d)		56,838,000	58,824,074
Barclays PLC, 5.875% to 9/15/24 (United Kingdom)(a),(b),(e),(f)		7,540,000	6,658,385
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a),(b),(e)		28,400,000	30,223,822
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(a),(b),(e),(f)		41,172,000	37,878,240
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(e)		26,390,000	24,524,359
BNP Paribas SA, 4.50% to 2/25/30, 144A (France)(a),(b),(d),(e)		45,000,000	34,678,125
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(a),(b),(d),(e)		51,256,000	45,425,630
BNP Paribas SA, 6.75% to 3/14/22, 144A (France)(a),(b),(d),(e)		6,400,000	5,777,984
BNP Paribas SA, 7.00% to 8/16/28, 144A (France)(a),(b),(d),(e)		20,300,000	19,669,584
BNP Paribas SA, 7.195% to 6/25/37, 144A (France)(a),(b),(d)		33,771,000	33,479,387
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(b),(d),(e)		64,792,000	61,921,390
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(a),(b),(d),(e)		46,000,000	44,936,250
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a),(b),(e),(f)		10,600,000	8,519,750
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(d),(e)		40,200,000	36,006,939
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(d),(e)		57,030,000	55,343,965
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(b),(d),(e)		48,500,000	50,259,240

	Principal Amount	Value

Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)(a),(b),(d),(e)	$43,900,000	$38,567,687
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(a),(b),(e),(f)	78,943,000	73,060,957
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)(a),(b),(d),(e)	30,200,000	27,427,489
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(b),(d),(e)	19,624,000	19,012,124
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(d),(e)	113,601,000	104,773,634
Deutsche Bank AG, 6.00% to 10/30/25 (Germany)(a),(b),(e)	3,400,000	2,284,800
Deutsche Pfandbriefbank AG, 5.75% to 4/28/23, Series 3529 (Germany)(a),(b),(e),(f)	9,000,000	8,334,842
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(a),(b),(e),(f)	21,040,000	19,018,561
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(b),(d)	30,061,000	44,214,170
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(e)	50,634,000	47,377,981
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a),(b),(e)	46,837,000	43,830,767
HSBC Holdings PLC, 6.875% to 6/1/21 (United Kingdom)(a),(b),(e)	39,458,000	38,772,812
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(a),(b),(e)	29,200,000	25,300,778
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(a),(b),(e)	28,400,000	23,769,380
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)(a),(b),(e),(f)	27,900,000	24,460,042
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(b),(d),(e)	38,800,000	33,006,966
Itau Unibanco Holding SA, 4.50% to 11/21/24, due 11/21/29, 144A (Brazil)(b),(d),(e)	25,000,000	22,812,500
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(e)	43,561,000	37,637,793
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(e)	30,885,000	27,780,903
Nationwide Building Society, 10.25% (United Kingdom)(a),(f)	14,891,000	24,229,910
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(b),(d),(e)	23,600,000	21,377,706
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31 (United Kingdom)(a),(b)	36,540,000	46,783,075
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(e)	41,200,000	38,715,846
Royal Bank of Scotland Group PLC, 8.625% to 8/15/21 (United Kingdom)(a),(b),(e)	46,709,000	45,790,000
Skandinaviska Enskilda Banken AB, 5.125% to 5/13/25 (Sweden)(a),(b),(e),(f)	13,400,000	11,649,022

		Principal Amount	Value

Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(b),(d),(e)		$37,211,000	$31,054,998
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(a),(b),(d),(e)		55,400,000	51,243,615
Societe Generale SA, 7.375% to 10/4/23, 144A (France)(a),(b),(d),(e)		22,000,000	19,045,290
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(d),(e)		37,000,000	33,441,525
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(b),(d),(e)		27,867,000	25,517,673
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)(a),(b),(d),(e)		42,126,000	41,532,655
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(b),(d),(e)		48,666,000	47,838,191
Stichting AK Rabobank Certificaten, 6.50% (Netherlands)(a),(f)		44,779,500	44,968,604
Svenska Handelsbanken AB, 6.25% to 3/1/24, Series EMTN (Sweden)(a),(b),(e),(f)		31,200,000	29,144,700
UBS Group Funding Switzerland AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(e),(f)		61,850,000	59,034,279
UBS Group Funding Switzerland AG, 6.875% to 3/22/21 (Switzerland)(a),(b),(e),(f)		7,276,000	7,130,480
UBS Group Funding Switzerland AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(e),(f)		11,200,000	10,864,874
UBS Group Funding Switzerland AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(b),(d),(e)		55,400,000	52,114,503
UBS Group Funding Switzerland AG, 7.125% to 8/10/21 (Switzerland)(a),(b),(e),(f)		26,700,000	26,193,181
UniCredit SpA, 7.50% to 6/3/26 (Italy)(a),(b),(e),(f)		30,700,000	30,926,110
UniCredit SpA, 8.00% to 6/3/24 (Italy)(a),(b),(e),(f)		17,200,000	14,841,794

			2,056,036,142

ELECTRIC	1.5%
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(a),(b)		14,724,000	11,789,433
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(a),(b)		35,815,000	32,208,609
Duke Energy Corp., 4.875% to 9/16/24(a),(b)		48,139,000	40,470,217
Edison International, 4.95%, due 4/15/25		3,960,000	3,950,852
Southern California Edison Co., 6.25% to 2/1/22, Series E(a),(b)		19,261,000	18,496,531

			106,915,642

ELECTRIC—FOREIGN	0.6%
Electricite de France SA, 5.00% to 1/22/26, Series EMTN (France)(a),(b),(f)		22,200,000	24,929,444
Electricite de France SA, 5.375% to 1/29/25, Series EMTN (France)(a),(b),(f)		2,700,000	3,054,898

		Principal Amount	Value

Electricite de France SA, 5.625% to 1/22/24, 144A (France)(a),(b),(d)		$15,730,000	$15,151,057

			43,135,399

FINANCIAL—DIVERSIFIED FINANCIAL SERVICES	0.2%
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50, 144A(b),(d)		14,562,000	13,137,005

FOOD	0.2%
Land O’ Lakes, Inc., 7.00%, 144A(a),(d)		4,075,000	3,486,672
Land O’ Lakes, Inc., 7.25%, 144A(a),(d)		15,285,000	13,608,312

			17,094,984

INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.9%
General Electric Co., 5.00% to 1/21/21, Series D(a),(b)		48,957,000	40,481,319
General Electric Co., 5.875%, due 1/14/38, Series MTN		20,600,000	24,250,527

			64,731,846

INSURANCE	18.2%
LIFE/HEALTH INSURANCE	5.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A (TruPS)(d)		64,699,000	75,139,154
MetLife, Inc., 5.875% to 3/15/28, Series D(a),(b)		18,525,000	17,706,473
MetLife, Inc., 9.25%, due 4/8/38, 144A(d)		69,182,000	86,571,933
MetLife, Inc., 10.75%, due 8/1/39		12,978,000	18,088,419
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(b)		45,600,000	40,048,428
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(b)		84,950,000	80,027,147
Prudential Financial, Inc., 5.875% to 9/15/22, due 9/15/42(b)		5,000,000	4,858,500
SBL Holdings, Inc., 7.00% to 5/13/25, 144A(a),(b),(d)		19,570,000	12,744,963
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(b)		35,118,000	32,247,279
Voya Financial, Inc., 6.125% to 9/15/23, Series A(a),(b)		15,054,000	13,634,333

			381,066,629

LIFE/HEALTH INSURANCE—FOREIGN	6.1%
Achmea BV, 4.625% to 3/24/29 (Netherlands)(a),(b),(e),(f)		41,800,000	38,285,660
Aegon NV, 5.625% to 4/15/29 (Netherlands)(a),(b),(e),(f)		16,000,000	16,486,493
Ageas, 3.875% to 12/10/29 (Belgium)(a),(b),(e),(f)		19,000,000	16,759,168
ASR Nederland NV, 4.625% to 10/19/27 (Netherlands)(a),(b),(e),(f)		9,600,000	9,074,346
Dai-ichi Life Insurance Co., Ltd., 5.10% to 10/28/24, 144A (Japan)(a),(b),(d)		26,400,000	27,268,428
Dai-ichi Life Insurance Co., Ltd., 7.25% to 7/25/21, 144A (Japan)(a),(b),(d)		36,533,000	38,005,645

		Principal Amount	Value

Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(a),(b),(f)		$21,419,000	$22,275,760
Hanwha Life Insurance Co., Ltd., 4.70% to 4/23/23, 144A (South Korea)(a),(b),(d)		27,200,000	27,332,626
Legal & General Group PLC, 3.75% to 11/26/29, due 11/26/49, Series EMTN (United Kingdom)(b),(f)		22,600,000	25,527,068
M&G PLC, 5.625% to 10/20/31, due 10/20/51 (United Kingdom)(b),(f)		18,900,000	23,017,312
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45, 144A (Japan)(b),(d)		43,975,000	45,501,096
Nippon Life Insurance Co., 3.40% to 1/23/30, due 1/23/50, 144A (Japan)(b),(d)		16,800,000	16,187,846
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46, 144A (Japan)(b),(d)		30,900,000	31,726,420
Nippon Life Insurance Co., 5.00% to 10/18/22, due 10/18/42, 144A (Japan)(b),(d)		24,280,000	24,806,876
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan)(b),(d)		32,655,000	34,119,267
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(a),(b),(e),(f)		11,700,000	9,787,541
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)(b),(d)		39,550,000	40,805,515

			446,967,067

MULTI-LINE	1.1%
American International Group, Inc., 5.75% to 4/1/28, due 4/1/48, Series A-9(b)		30,568,000	26,861,255
American International Group, Inc., 8.175% to 5/15/38, due 5/15/58(b)		39,759,000	46,683,869
Hartford Financial Services Group, Inc./The, 3.817% (3 Month US LIBOR + 2.125%), due 2/12/47, 144A, Series ICON (FRN)(c),(d)		13,800,000	8,945,919

			82,491,043

MULTI-LINE—FOREIGN	0.9%
AXA SA, 6.379% to 12/14/36, 144A (France)(a),(b),(d)		39,722,000	47,023,499
AXA SA, 8.60%, due 12/15/30 (France)		11,370,000	15,146,060

			62,169,559

PROPERTY CASUALTY	0.8%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)		32,900,000	28,417,719

		Principal Amount	Value
Liberty Mutual Group, Inc., 3.625% to 5/23/24, due 5/23/59, 144A(b),(d)		$31,300,000	$30,710,627

			59,128,346

PROPERTY CASUALTY—FOREIGN	3.6%
Mitsui Sumitomo Insurance Co., Ltd., 4.95% to 3/6/29, 144A (Japan)(a),(b),(d)		53,650,000	55,839,725
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(b),(f)		48,075,000	46,392,540
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(b),(f)		38,458,000	38,140,529
Sompo Japan Nipponkoa Insurance, Inc., 5.325% to 3/28/23, due 3/28/73, 144A (Japan)(b),(d)		42,640,000	43,140,807
Swiss Re Finance Luxembourg SA, 4.25% to 9/4/24 (Switzerland)(a),(b),(f)		11,800,000	10,409,960
Swiss Re Finance Luxembourg SA, 5.00% to 4/2/29, due 4/2/49, 144A (Switzerland)(b),(d)		32,000,000	32,729,568
VIVAT NV, 6.25% to 11/16/22 (Netherlands)(a),(b),(f)		38,647,000	36,743,713

			263,396,842

REINSURANCE	0.5%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(b)		37,285,000	31,655,699

TOTAL INSURANCE			1,326,875,185

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.8%
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(b)		55,902,000	59,868,786

MATERIAL—METALS & MINING—FOREIGN	0.9%
BHP Billiton Finance USA Ltd., 6.75% to 10/20/25, due 10/19/75, 144A (Australia)(b),(d)		61,690,000	65,515,088

PIPELINES	0.4%
Energy Transfer Operating LP, 7.125% to 5/15/30, Series G(a),(b)		27,157,000	16,377,844
Enterprise Products Operating LLC, 5.25% to 8/16/27, due 8/16/77, Series E(b)		15,744,000	10,812,113

			27,189,957

		Principal Amount	Value
PIPELINES—FOREIGN	3.2%
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		$71,983,000	$53,393,030
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		45,641,000	34,310,394
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)		88,920,000	68,178,965
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)(b)		22,401,000	17,063,850
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		80,634,000	63,236,811

			236,183,050

REAL ESTATE	0.1%
FINANCE	0.0%
Ventas Realty LP, 4.75%, due 11/15/30		3,700,000	3,641,649

SPECIALTY	0.1%
Brookfield Property REIT, Inc., 5.75%, due 5/15/26, 144A(d)		8,680,000	7,091,577

TOTAL REAL ESTATE			10,733,226

UTILITIES	2.3%
ELECTRIC UTILITIES	0.4%
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(b)		30,894,000	28,568,234

ELECTRIC UTILITIES—FOREIGN	1.9%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		106,453,000	98,654,785
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(b),(d)		40,841,000	43,405,815

			142,060,600

TOTAL UTILITIES			170,628,834

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$5,908,517,843)			5,335,357,708

CORPORATE BONDS	0.6%
DIVERSIFIED FINANCIAL SERVICES	0.1%
GE Capital International Funding Co. Unlimited Co., 4.418%, due 11/15/35		5,000,000	5,423,487

INSURANCE—LIFE/HEALTH INSURANCE	0.5%
Brighthouse Financial, Inc., 4.70%, due 6/22/47		51,686,000	41,674,846

TOTAL CORPORATE BONDS (Identified cost—$48,407,256)			47,098,333

		Shares	Value
SHORT-TERM INVESTMENTS	5.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.58%(g)		$379,306,999	$379,306,999

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$379,306,999)			379,306,999

PURCHASED OPTION CONTRACTS (Premiums Paid—$2,323,338)	0.0%		3

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$8,021,783,978)	98.8%		7,226,038,221
WRITTEN OPTION CONTRACTS	(0.0)		(3)
OTHER ASSETS IN EXCESS OF LIABILITIES	1.2		85,607,635

NET ASSETS	100.0%		$7,311,645,853

Over-the-Counter Option Contracts

Purchased Options Interest Rate Swaptions
Description	Counterparty	Expiration Date	Exercise Rate	Notional Amount(h)	Premiums Paid	Value
Option to receive 3-month LIBOR Quarterly, Pay 1.9575% Semiannually, maturing 4/6/30	Goldman Sachs International	4/2/20	1.9575%	$304,700,000	$2,323,338	$3

Written Options Interest Rate Swaptions
Description	Counterparty	Expiration Date	Exercise Rate	Notional Amount(h)	Premiums Received	Value
Option to pay 3-month LIBOR Quarterly, Receive 2.2075% Semiannually, maturing 4/6/30	Goldman Sachs International	4/2/20	2.2075%	$(304,700,000)	$(548,460)	$(3)

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	447,885,521	USD	493,716,751	4/2/20	$(255,927)
Brown Brothers Harriman	GBP	125,877,486	USD	160,985,976	4/2/20	4,633,520
Brown Brothers Harriman	USD	289,698,942	EUR	263,984,237	4/2/20	1,449,118
Brown Brothers Harriman	USD	34,372,336	EUR	32,137,585	4/2/20	1,072,187
Brown Brothers Harriman	USD	23,786,271	EUR	22,287,420	4/2/20	794,511
Brown Brothers Harriman	USD	17,357,736	EUR	15,984,581	4/2/20	271,649
Brown Brothers Harriman	USD	30,500,475	EUR	27,704,886	4/2/20	55,227
Brown Brothers Harriman	USD	24,080,557	EUR	21,709,372	4/2/20	(137,303)
Brown Brothers Harriman	USD	26,631,665	EUR	23,807,500	4/2/20	(374,387)
Brown Brothers Harriman	USD	22,402,605	EUR	19,725,065	4/2/20	(647,842)
Brown Brothers Harriman	USD	23,594,556	EUR	20,544,875	4/2/20	(935,626)
Brown Brothers Harriman	USD	6,405,416	GBP	5,505,896	4/2/20	433,459
Brown Brothers Harriman	USD	6,335,970	GBP	5,444,396	4/2/20	426,515
Brown Brothers Harriman	USD	10,590,392	GBP	8,748,724	4/2/20	276,401
Brown Brothers Harriman	USD	102,844,526	GBP	82,998,036	4/2/20	247,354
Brown Brothers Harriman	USD	12,819,611	GBP	10,374,044	4/2/20	65,992
Brown Brothers Harriman	USD	8,246,562	GBP	6,370,919	4/2/20	(333,242)
Brown Brothers Harriman	USD	8,329,610	GBP	6,435,471	4/2/20	(336,110)
Brown Brothers Harriman	GBP	6,963,981	USD	8,694,328	5/4/20	38,307
Brown Brothers Harriman	GBP	81,708,865	USD	101,306,736	5/4/20	(254,951)
Brown Brothers Harriman	EUR	13,680,759	USD	15,235,016	5/5/20	127,325
Brown Brothers Harriman	EUR	242,780,853	USD	266,736,040	5/5/20	(1,367,372)

						$5,248,805

Glossary of Portfolio Abbreviations
EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)	Variable rate. Rate shown is in effect at March 31, 2020.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $1,993,641,983 which represents 27.3% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $1,893,930,131 or 25.9% of the net assets of the Fund.

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $819,046,299 which represents 11.2% of the net assets of the Fund, of which 0.0% are illiquid.

(g)	Rate quoted represents the annualized seven-day yield.
(h)	Notional amount is calculated using the number of contracts multiplied by notional contract size.

Country Summary	% of Net Assets
United States	45.3
United Kingdom	9.6
France	8.9
Switzerland	6.3
Canada	5.5
Japan	5.2
Netherlands	3.5
Australia	2.3
Italy	1.8
Spain	1.3
Bernuda	0.8
Hong Kong	0.8
Sweden	0.6
Other	8.1

100.0

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency contracts are valued daily at the prevailing forward exchange rate. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value:
Electric	$164,449,142	$156,527,091	$7,922,051	$—
Other Industries	1,299,826,036	1,299,826,036	—	—
Preferred Securities—Capital Securities	5,335,357,708	—	5,335,357,708	—
Corporate Bonds	47,098,333	—	47,098,333	—
Short-Term Investments	379,306,999	—	379,306,999	—
Purchased Option Contracts	3	—	3	—

Total Investments in Securities(a)	$7,226,038,221	$1,456,353,127	$5,769,685,094	$—

Forward Foreign Currency Exchange Contracts	$9,891,565	$—	$9,891,565	$—

Total Derivative Assets(a)	$9,891,565	$—	$9,891,565	$—

Written Option Contracts	$(3)	$—	$(3)	$—
Forward Foreign Currency Exchange Contracts	(4,642,760)	—	(4,642,760)	—

Total Derivative Liabilities(a)	$(4,642,763)	$—	$(4,642,763)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Interest Rate Swaptions: The Fund may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement at a specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises the swaption. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following summarizes the volume of the Fund’s option contracts and forward foreign currency exchange contracts activity during the three months ended March 31, 2020:

	Purchased Option Contracts(a),(b)	Written Option Contracts(a),(b)	Forward Foreign Currency Exchange Contracts
Average Notional Amount	$304,700,000	$304,700,000	$545,953,468

(a)	Notional amount is calculated using the number of contracts multiplied by notional contract size.
(b)	Average notional amounts represent the average for all months in which the Fund had swaption contracts outstanding at month end.